SHARE CAPITAL AND RESERVES - Share purchase options (Details)	12 Months Ended
	Dec. 31, 2025 Options $ / shares	Dec. 31, 2024 Options $ / shares
SHARE CAPITAL AND RESERVES
Option outstanding at the beginning | Options	10,556,750	12,279,125
Option granted | Options	7,122,070	240,000
Option exercised | Options	(1,854,070)	(1,725,000)
Option forfeited/cancelled/expired | Options	(8,193,250)	(237,375)
Option outstanding at the end | Options	7,631,500	10,556,750
Option exercisable at the end | Options	4,818,723	10,393,250
Weighted average exercise price, option outstanding at the beginning | $ / shares	$ 4.5	$ 3.97
Weighted average exercise price, option granted | $ / shares	1.74	4.62
Weighted average exercise price, option exercised | $ / shares	1.38	0.5
Weighted average exercise price, option forfeited/cancelled/expired | $ / shares	4.68	6.52
Weighted average exercise price, option outstanding at the end | $ / shares	2.85	4.5
Weighted average exercise price, option exercisable at the end | $ / shares	$ 3.29	$ 4.48